Equity (Table)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Company's Ordinary Shares

A summary of movements in the Company’s ordinary shares are as follows:

	Class-A Shares	Class-B Shares	Total	Par value of shares	Additional paid-in capital
Balance as of March 31, 2024	1,400,000	700,000	2,100,000	$4,000	$1,284
Issuance of new shares from Initial Public Offering	201,250	—	201,250	—	6,058,248
Balance as of March 31, 2025	1,601,250	700,000	2,301,250	$4,000	$6,059,532
Conversion of Class B to Class A shares	210,000	(210,000)	—	—	—
Issuance of new shares from 2025 Stock Incentive Plan	200,000	—	200,000	—	7,820,000
Reverse stock split rounding adjustment	27	—	27	—	—
Balance as of March 31, 2026	2,011,277	490,000	2,501,277	$4,000	$13,879,532

***	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 14, 2024